Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Principal Components of Deferred Taxes
12.	INCOME TAXES – continued

PRC - continued

The principal components of deferred taxes were as follows:

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Deferred tax assets
Accrued expenses	7,242	9,231	12,142
Advertising expenses carrying forwards	-	-	24,202
Depreciation of property and equipment	1,318	853	388
Net operating loss carrying forwards	295,682	503,212	724,597
Total deferred tax assets	304,242	513,296	761,329
Less: valuation allowance	(304,242)	(513,296)	(761,329)
Deferred tax assets, net	-	-	-

Summary of Reconciliation of Effective Tax Rate And Statutory Income Tax Rate

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Loss before provision for income taxes	(656,071)	(963,750)	(1,339,908)
Income tax benefit computed at an applicable tax rate of 25%	(164,018)	(240,938)	(334,977)
Effect of non-deductible expenses	2,821	3,738	11,540
Effect of research and development expenses super deduction	(2,361)	(10,740)	(24,037)
Effect of preferential tax rate	6,988	18,413	18,513
Effect on tax rates in different tax jurisdictions	30,113	20,473	80,928
Change in valuation allowance	126,457	209,054	248,033
	-	-	-

Summary of Movements of Valuation Allowance

The movements of valuation allowance for the years end December 31, 2018, 2019 and 2020 are as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of the period	177,785	304,242	513,296
Additions	126,457	209,054	248,033
Reversal	-	-	-
Balance at end of the period	304,242	513,296	761,329